INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of associates [line items]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2019	39,346,300	$38,703	$69,783
Purchase from open market	502,600	861
Exercise of warrants	1,500,000	2,349
Participation in public offering	1,247,606	3,820
Share of net loss		(1,276)
Share of other comprehensive income		1,077
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		(2,829)
Balance March 31, 2020	42,596,506	$44,555	$148,624
Participation in public offering	1,320,710	5,805
WHG Spin-out		(1,793)
Share of net loss		(1,672)
Share of other comprehensive loss		(2,324)
Foreign exchange impact		5,828
Balance March 31, 2021	43,917,216	$50,399	$181,257

Schedule of Financial Information for Investment

Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2021 (1)	2020 (1)
Income from investments	$1,278	$494
General and administrative expense	(5,836)	(3,824)
Gain on disposal of PPE	(2)	-
Foreign exchange gain	(1,281)	669
Impairment reversal	8,862	(586)
Net loss of associate	$3,021	$(3,247)
Adjustments to net loss of associate	(8,862)	(1,170)
Net loss of associate qualified for pick-up	$(5,841)	$(4,417)
Company’s share of net loss	$(1,672)	$(1,276)

(1)NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

	As at March 31, 2021	As at March 31, 2020
Current assets	$48,511	$29,012
Non-current assets	78,164	74,989
Total assets	$126,675	$104,001
Current liabilities	811	1,409
Total liabilities	811	1,409
Net assets	$125,864	$102,592
Company’s share of net assets of associate	$35,932	$29,575

Whitehorse Gold Corp WHG [Member]
Disclosure of associates [line items]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in WHG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of WHG’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2020
Distributed under WHG spin-out	5,740,285	1,793
Participation in private placement	5,774,000	1,326
Share of other net loss		(174)
Foreign exchange impact		113
Balance March 31, 2021	11,514,285	$3,058	$15,108

Schedule of Financial Information for Investment

Summarized financial information for the Company’s investment in WHG on a 100% basis is as follows:

Year ended March 31,2021 (1)
General and administrative expense	$(825)
Other expense	(31)
Net loss of associate	$(856)
Adjustments to net loss of associate	211
Net loss of associate qualified for pick-up	$(645)
Company’s share of net loss	$(174)

(1)WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at March 31, 2021
Current assets	$823
Non-current assets	10,862
Total assets	$11,685
Current liabilities	237
Total liabilities	237
Net assets	$11,448
Company’s share of net assets of associate	$3,090